Equity method investment (Tables)	12 Months Ended
Dec. 31, 2020
Equity method investment
Schedule of equity method investments

RMB
Balance as of January 1, 2018	94,527
Additions	383,958
Share of results	19,566
Disposal of an equity method investment	(2,907)
Dividends received	(127)
Return of capital	(148,858)
Balance as of December 31, 2018	346,159
Additions	579,492
Share of results	21,772
Dividends received	(9,602)
Return of capital	(358,558)
Balance as of December 31, 2019	579,263
Additions	1,458
Share of results	3,970
Dividends received	(644)
Return of capital	(115,449)
Balance as of December 31, 2020	468,598

Schedule of information pertaining to limited partnerships

Maximum
	Aggregated	amount of	Maximum
	carrying	additional	exposures to the
	amount of the	capital	losses of the
	limited	commitment	limited
	partnerships	(Note 22(b))	partnerships
	RMB	RMB	RMB
Balance as of December 31, 2019	574,929	502,661	1,077,590
Balance as of December 31, 2020	468,598	327,584	796,182

Schedule of effective interests, additional investments into these limited partnerships and received return of capital from these limited partnerships

	As of December 31,
	2019	2020
Name of the limited partnerships
Shanghai Gefei Chengyun Investment Center Limited Partnership (“Gefei Chengyun”)	20%	20%
Ningbo Meishan Jiushen Investment Limited Partnership ("Jiushen")	10%	10%
Tibet Shiguan Business Management Limited Partnership (“Shiguan”)	27.6%	27.6%
Ningbo Meishan Jiuchuan Investment Limited Partnership (“Jiuchuan”)	10%	10%
Ningbo Meishan Decheng Investment Limited Partnership (“Decheng”)	2%	2%
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshutianye”)	26%	26%
Yiwu Longshu Qianli Investment Management Limited Partnership (“Longshuqianli”)	—	16%
Ningbo Meishan Jiuyi Investment Limited Partnership (“Jiuyi”)	20%	20%
Ningbo Meishan Jiuzhen Investment Limited Partnership (“Jiuzhen”)	20%	20%
Ningbo Meishan Yunde Investment Limited Partnership (“Yunde”)	20%	20%
Ningbo Meishan Deyan Investment Limited Partnership (“Deyan”)	20%	20%
Ningbo Meishan Detong Investment Limited Partnership (“Detong”)	40%	40%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”)	37%	37%
Ningbo Meishan Jiushi Investment Limited Partnership (“Jiushi”)	40%	40%
Ningbo Meishan Qixing Management Limited Partnership (“Qixing”)	15.7%	15.7%
Shanghai Ruokun Management Limited Partnership (“Ruokun”)	20%	20%
Ningbo Meishan Deyu Investment Limited Partnership (“Deyu”)	40%	40%
Hangzhou Honggeng Investment Limited Partnership (“Honggeng”)	20%	20%
Shenzhen Jiaxinda No.3 Investment Limited Partnership("Jiaxinda")	—	10%

	For the Year Ended December 31,
	2018		2019		2020
Name of the	Capital	Return of	Capital	Return of	Capital	Return of
limited partnerships	Investments	capital	Investments	capital	Investments	capital
	RMB	RMB	RMB	RMB	RMB	RMB
Gefei Chengyun	—	(18,719)	—	—	—	(1,513)
Jiushen	65,000	—	17,000	(2,200)	—	(9,397)
Jiuchang	—	(2,380)	—	(2,620)	—	—
Shiguan	—	—	—	(20,000)	—	—
Jiuchuan	16,687	—	—	(5,569)	—	(4,290)
Decheng	463	—	—	—	—	(463)
Tianye	25,300	—	18,455	(12,049)	—	(3,003)
Qianli	2,807	(713)	—	(2,094)	—	—
Jiuyi	155,333	(87,853)	127,985	(169,152)	—	(26,312)
Jiuyu	26,000	(6,076)	—	(19,924)	—	—
Jiuzhen	33,000	(31,117)	2,250	—	—	—
Yunde	50,400	—	55,935	(64,993)	—	(4,800)
Deyan	8,968	—	—	(3,968)	—	(3,500)
Detong	—	—	31,000	(16,184)	—	—
Derong	—	—	55,555	(555)	—	—
Jiushi	—	—	185,000	(29,250)	—	(38,220)
Qixing	—	—	8,752	—	—	(8,750)
Ruokun	—	—	5,000	—	—	(5,000)
Deyu	—	—	70,360	(10,000)	1,000	(4,000)
Honggeng	—	—	2,200	—	—	(2,201)
Jiaxinda	—	—	—	—	458	—
Total	383,958	(146,858)	579,492	(358,558)	1,458	(111,449)

Schedule of combined unaudited financial information for these equity method investees

	As of December 31,
	2019	2020
	RMB	RMB
Balance sheet data:
Current assets	1,423,869	1,001,703
Non-current assets	514,215	172,623
Total assets	1,938,084	1,174,326
Current liabilities	711,188	303,489
Total liabilities	711,188	303,489
Equity	1,226,896	870,837
Total liabilities and shareholders’ equity	1,938,084	1,174,326

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Operating data:
Revenue	224,377	124,610	56,545
Operating income	139,025	76,502	22,009
Net income	139,025	77,384	22,431